Annual Fund Operating Expenses (Currency Strategies Trust)	12 Months Ended
	May 01, 2011
Series I, Currency Strategies Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.93%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.06%
Total fund operating expenses	1.04%
Series II, Currency Strategies Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.93%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.06%
Total fund operating expenses	1.24%
Series NAV, Currency Strategies Trust
Operating Expenses:
Share Class	Series NAV	[1]
Management fee	0.93%
Distribution and service (12b-1) fees	none
Other Expenses	0.06%
Total fund operating expenses	0.99%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.